BALANCE SHEET - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Oct. 17, 2019
Current Assets
Cash	$ 250,461			$ 0	$ 0
Prepaid expenses	383,761			0
Total Current Assets	634,222			0
Deferred Offering Cost	0			52,673
Cash and Marketable securities held in Trust Account	414,042,207			0
TOTAL ASSETS	414,676,429			52,673
Current liabilities
Accrued expenses	4,362,316			0
Accrued offering costs	0			52,673
Advances from related party	0			21,631
Promissory note - related party	1,138,497			0
Total Current Liabilities	5,500,813			74,304
Deferred underwriting fee payable	14,490,000			0
TOTAL LIABILITIES	19,990,813			74,304
Commitments
Class A ordinary shares subject to possible redemption, 38,964,589 and no shares at redemption value at June 30, 2020 and December 31, 2019, respectively	389,685,614			0
Shareholder's Equity (Deficit)
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0			0
Additional paid-in capital	11,341,549			0
Accumulated deficit	(6,342,826)			(21,631)
Total Shareholder's Equity (Deficit)	5,000,002	$ 5,000,007	$ 3,369	(21,631)	0
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY (DEFICIT)	414,676,429			52,673
Common Class A
Shareholder's Equity (Deficit)
Common Stock, Value, Issued	244			0
Common Class B
Shareholder's Equity (Deficit)
Common Stock, Value, Issued	$ 1,035			$ 0
Total Shareholder's Equity (Deficit)					$ 0